Label	Element	Value
Document And Entity Information Elements	pst_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 12, 2015
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	pst
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 12, 2015
Prospectus Date	rr_ProspectusDate	Feb. 12, 2015